REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Revenue from the sale of integrated POS devices	$ 84,406	$ 68,726	$ 47,987
Recurring revenue:
SaaS revenue	58,920	45,274	34,641
Payment processing fee	92,165	59,514	36,506
Recurring revenue	151,085	104,788	71,147
Total revenue	$ 235,491	$ 173,514	$ 119,134